UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21897
                                                 ----------------

                                The Roxbury Funds
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Michael Kromm
                         Roxbury Captial Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (310) 917-5600
                                                          ---------------

                        Date of fiscal year end: June 30
                                                --------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------
COMMON STOCK -- 96.8%
  CONSUMER DISCRETIONARY -- 22.6%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 2.6%
    Gildan Activewear, Inc.*                               2,650   $  155,952
                                                                   ----------
    DIVERSIFIED CONSUMER SERVICES -- 1.1%
    Strayer Education, Inc.                                  525       65,625
                                                                   ----------
    HOMEFURNISHING RETAIL -- 1.8%
    Bed Bath & Beyond, Inc.*                               2,775      111,472
                                                                   ----------
    HOTELS, RESTAURANTS, & LEISURE -- 1.9%
    The Cheesecake Factory, Inc.*                          4,400      117,260
                                                                   ----------
    HOUSEHOLD DURABLES -- 1.7%
    D.R. Horton, Inc.                                      4,625      101,750
                                                                   ----------
    INTERNET RETAIL -- 2.2%
    Nutri System, Inc.*                                    2,475      129,715
                                                                   ----------
    SPECIALTY RETAIL -- 11.3%
    Circuit City Stores, Inc. - Carmax Group*              4,500      110,430
    PetSmart                                               4,000      131,840
    Ross Stores, Inc.                                      3,950      135,880
    Tractor Supply Co.*                                    2,725      140,337
    Urban Outfitters, Inc.*                                6,000      159,060
                                                                   ----------
                                                                      677,547
                                                                   ----------
Total Consumer Discretionary                                        1,359,321
                                                                   ----------

ENERGY -- 5.0%
    ENERGY EQUIPMENT & SERVICES -- 5.0%
    Noble Corp.                                            1,925      151,459
    Weatherford International, Inc.*                       3,375      152,213
                                                                   ----------
                                                                      303,672
                                                                   ----------
Total Energy                                                          303,672
                                                                   ----------

FINANCIALS -- 17.3%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.8%
    Waddell & Reed Financial, Inc. - Class A               4,525      105,523
                                                                   ----------
    CAPITAL MARKETS -- 3.3%
    Affiliated Managers Group, Inc.*                       1,825      197,739
                                                                   ----------
    COMMERCIAL BANKS -- 1.0%
    Commerce Bancorp, Inc.                                 1,775       59,250
                                                                   ----------
    DIVERSIFIED BANKS -- 3.2%
    CapitalSource, Inc.                                    7,625      191,616
                                                                   ----------
    INSURANCE -- 2.3%
    Willis Group Holdings, Ltd.                            3,475      137,540
                                                                   ----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.0%
    Sunstone Hotel Investors, Inc.                         4,375      119,263
                                                                   ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.8%
    CB Richard Ellis Group, Inc.*                          3,200      109,376
                                                                   ----------
    THRIFTS & MORTGAGE FINANCING -- 1.9%
    Hudson City Bancorp, Inc.                              8,550      116,964
                                                                   ----------
Total Financials                                                    1,037,271
                                                                   ----------

  HEALTH CARE -- 16.6%
    HEALTH CARE EQUIPMENT & SUPPLIES -- 8.9%
    Arthrocare Corp.*                                      4,325      155,873
    Cytyc Corp.*                                           1,875       64,144
    Gen-Probe, Inc.*                                       1,200       56,496
    Intuitive Surgical, Inc.*                              1,200      145,884
    Varian Medical Systems, Inc.*                          2,400      114,456
                                                                   ----------
                                                                      536,853
                                                                   ----------


                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------
    HEALTH CARE SERVICES -- 2.4%
    Pediatrix Medical Group, Inc.*                         2,475   $  141,223
                                                                   ----------
    LIFE SCIENCES TOOLS & SERVICES -- 3.2%
    Millipore Corp.*                                       1,775      128,634
    Ventana Medical Systems, Inc.*                         1,575       65,993
                                                                   ----------
                                                                      194,627
                                                                   ----------
    PHARMACEUTICALS -- 2.1%
    Endo Pharmaceuticals Holdings, Inc.*                   4,225      124,215
                                                                   ----------
Total Health Care                                                     996,918
                                                                   ----------

INDUSTRIALS -- 10.6%
    AIR FREIGHT & LOGISTICS -- 1.7%
    UTI Worldwide, Inc.                                    4,225      103,851
                                                                   ----------
    COMMERCIAL SERVICES & SUPPLIES -- 3.0%
    Stericycle, Inc.*                                        750       61,125
    The Corporate Executive Board Co.                      1,575      119,637
                                                                   ----------
                                                                      180,762
                                                                   ----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 2.0%
    Monster Worldwide, Inc.* .                             2,500      118,425
                                                                   ----------
    TRADING COMPANIES & DISTRIBUTORS -- 3.9%
    MSC Industrial Direct Co., Inc. - Class A              2,200      102,696
    Wesco International, Inc.*                             2,125      133,407
                                                                   ----------
                                                                      236,103
                                                                   ----------
Total Industrials                                                     639,141
                                                                   ----------

INFORMATION TECHNOLOGY -- 18.7%
    APPLICATION SOFTWARE -- 4.2%
    Autodesk, Inc.*                                        1,775       66,740
    FactSet Research Systems, Inc.                           900       56,565
    Nuance Communications, Inc.*                           8,325      127,456
                                                                   ----------
                                                                      250,761
                                                                   ----------
    COMMUNICATIONS EQUIPMENT -- 2.0%
    F5 Networks, Inc.*                                       950       63,346
    Polycom, Inc.*                                         1,725       57,494
                                                                   ----------
                                                                      120,840
                                                                   ----------
    ELECTRONIC MANUFACTURING SERVICES -- 3.0%
    Molex, Inc.                                            3,700      104,340
    Trimble Navigation, Ltd.*                              2,950       79,178
                                                                   ----------
                                                                      183,518
                                                                   ----------
    INTERNET SOFTWARE & SERVICES -- 2.2%
    Digital River, Inc.*                                   2,350      129,838
                                                                   ----------
    IT SERVICES -- 4.9%
    Alliance Data Systems Corp.*                           3,950      243,399
    Heartland Payment Systems, Inc.                        2,250       53,190
                                                                   ----------
                                                                      296,589
                                                                   ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
    Microchip Technology, Inc.                             4,050      143,896
                                                                   ----------
  Total Information Technology                                      1,125,442
                                                                   ----------

  TELECOMMUNICATION SERVICES -- 6.0%
    WIRELESS TELECOMMUNICATION SERVICES -- 6.0%
    Millicom International Cellular SA*                      850       66,606


      The accompanying notes are integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------

    NII Holdings, Inc.*                                    3,950   $  293,011
                                                                   ----------
                                                                      359,617
                                                                   ----------
Total Telecommunication Services                                      359,617
                                                                   ----------

Total Common Stock
  (Cost $5,206,185)                                                 5,821,382
                                                                   ----------

SHORT-TERM INVESTMENTS -- 3.2%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                    94,691       94,691
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                    94,690       94,690
                                                                   ----------

Total Short-Term Investments
  (Cost $189,381)                                                     189,381
                                                                   ----------

TOTAL INVESTMENTS -- 100.0%
(Cost $5,395,566)+                                                 $6,010,763
                                                                   ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $5,400,188. At March 31, 2007 net unrealized appreciation was $610,575. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $777,864, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $167,289.


      The accompanying notes are integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------
COMMON STOCK -- 96.7%

  CONSUMER DISCRETIONARY -- 15.8%
    APPAREL RETAIL -- 1.5%
    The Men's Wearhouse, Inc.                             71,110  $  3,345,726
                                                                  ------------
    CASINOS & GAMING -- 0.9%
    Bally Technologies, Inc.*                             86,130     2,030,945
                                                                  ------------
    DIVERSIFIED CONSUMER SERVICES -- 1.0%
    Laureate Education, Inc.*                             36,455     2,149,751
                                                                  ------------
    HOTELS, RESTAURANTS, & LEISURE -- 2.2%
    Ruby Tuesday, Inc.                                   104,916     3,000,597
    Texas Roadhouse, Inc. - Class A*                     118,935     1,694,824
                                                                  ------------
                                                                     4,695,421
                                                                  ------------
    HOUSEHOLD DURABLES -- 0.8%
    Ryland Group, Inc.                                    39,340     1,659,755
                                                                  ------------
    LEISURE EQUIPMENT & PRODUCTS -- 1.6%
    Callaway Golf Co.                                    212,630     3,351,049
                                                                  ------------
    RESTAURANTS -- 1.4%
    The Cheesecake Factory, Inc.*                        113,920     3,035,968
                                                                  ------------
    SPECIALTY RETAIL -- 6.4%
    Bebe Stores, Inc.                                     97,950     1,702,371
    Build-A-Bear-Workshop, Inc.*                          52,870     1,452,339
    Citi Trends, Inc.*                                    47,500     2,030,150
    Select Comfort Corp.*                                 96,030     1,709,334
    Stage Stores, Inc.                                   135,850     3,166,663
    Urban Outfitters, Inc.*                               75,305     1,996,336
    Wetseal, Incorporated Class A*                       263,770     1,727,693
                                                                  ------------
                                                                    13,784,886
                                                                  ------------
Total Consumer Discretionary                                        34,053,501
                                                                  ------------

CONSUMER STAPLES -- 1.0%
    PERSONAL PRODUCTS -- 1.0%
    Herbalife, Ltd.*                                      54,090     2,119,787
                                                                  ------------
Total Consumer Staples                                               2,119,787
                                                                  ------------

ENERGY -- 3.7%
    ENERGY EQUIPMENT & SERVICES -- 1.9%
    Core Laboratories N.V.*                               23,895     2,003,118
    Universal Compression Holdings, Inc.*                 29,245     1,979,301
                                                                  ------------
                                                                     3,982,419
                                                                  ------------
    OIL & GAS EQUIPMENT & SERVICES -- 1.0%
    Superior Energy Services, Inc.*                       61,765     2,129,040
                                                                  ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.8%
    Arena Resources, Inc.*                                36,165     1,812,590
                                                                  ------------
Total Energy                                                         7,924,049
                                                                  ------------

FINANCIALS -- 6.1%
    CAPITAL MARKETS -- 3.0%
    Affiliated Managers Group, Inc.*                      38,760     4,199,646
    optionsXpress Holdings, Inc.                          99,940     2,352,587
                                                                  ------------
                                                                     6,552,233
                                                                  ------------
    COMMERCIAL BANKS -- 0.6%
    Signature Bank*                                       40,370     1,313,640
                                                                  ------------
    INSURANCE -- 2.5%
    Navigators Group, Inc.*                               50,315     2,524,304
    Philadelphia Consolidated Holding Corp.*              63,395     2,788,746
                                                                  ------------
                                                                     5,313,050
                                                                  ------------
Total Financials                                                    13,178,923
                                                                  ------------

                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------

HEALTH CARE -- 16.5%
  BIOTECHNOLOGY -- 0.9%
  Applera Corp. - Celera Group*                           85,000  $  1,207,000
  Senomyx, Inc.*                                          66,220       819,804
                                                                  ------------
                                                                     2,026,804
                                                                  ------------
  HEALTH CARE EQUIPMENT -- 1.7%
  IDEXX Laboratories, Inc.*                               40,940     3,587,572
                                                                  ------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
  Accuray, Inc.*                                          54,555     1,213,303
  American Medical Systems Holdings, Inc.*               169,630     3,591,067
  Gen-Probe, Inc.*                                        60,730     2,859,169
  NMT Medical, Inc.*                                      71,035       966,076
                                                                  ------------
                                                                     8,629,615
                                                                  ------------
  HEALTH CARE FACILITIES -- 0.7%
  VCA Antech, Inc.*                                       41,425     1,504,142
                                                                  ------------
  HEALTH CARE PROVIDERS & SERVICES -- 5.7%
  Pediatrix Medical Group, Inc.*                          78,235     4,464,089
  PSS World Medical, Inc.* .                              82,720     1,748,701
  Psychiatric Solutions, Inc.*                            82,360     3,319,931
  Sunrise Senior Living, Inc.*                            69,400     2,742,688
                                                                  ------------
                                                                    12,275,409
                                                                  ------------
  HEALTH CARE SERVICES -- 1.1%
  Inventiv Health, Inc.*                                  64,465     2,468,365
                                                                  ------------
  LIFE SCIENCES TOOLS & SERVICES -- 0.8%
  PARAXEL International Corp.*                            45,625     1,641,131
                                                                  ------------
  MANAGED HEALTH CARE -- 0.6%
  Healthspring, Inc.*                                     56,885     1,339,642
                                                                  ------------
  PHARMACEUTICALS -- 1.0%
  Flamel Technologies S.A. ADR*                           88,335     2,261,376
                                                                  ------------
Total Health Care                                                   35,734,056
                                                                  ------------

INDUSTRIALS -- 21.2%
  AEROSPACE & DEFENSE -- 1.0%
  Moog, Inc. - Class A*                                   53,080     2,210,782
                                                                  ------------
  AIR FREIGHT & LOGISTICS -- 0.8%
  UTI Worldwide, Inc.                                     69,645     1,711,874
                                                                  ------------
  ALTERNATIVE CARRIERS -- 0.5%
  Globalstar, Inc.*                                      106,985     1,134,041
                                                                  ------------
  BUILDING PRODUCTS -- 1.1%
  NCI Building Systems, Inc.*                             49,475     2,361,937
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES -- 5.7%
  Huron Consulting Group, Inc.*                           32,405     1,971,520
  Mobile Mini, Inc.*                                     120,172     3,218,206
  Resources Connection, Inc.*                             56,790     1,816,712
  The Advisory Board Co.*                                 74,710     3,781,820
  United Stationers, Inc.* .                              25,847     1,548,753
                                                                  ------------
                                                                    12,337,011
                                                                  ------------
  CONSTRUCTION & ENGINEERING -- 3.6%
  Perini Corp.*                                          104,040     3,834,914
  URS Corp.*                                              50,960     2,170,386
  Williams Scotsman International, Inc.*                  86,395     1,698,526
                                                                  ------------
                                                                     7,703,826
                                                                  ------------
  ELECTRICAL EQUIPMENT -- 1.1%
  Energy Conversion Devices, Inc.*                        66,255     2,314,950
                                                                  ------------
  INDUSTRIAL GASES -- 1.2%
  Airgas, Inc.                                            63,285     2,667,463
                                                                  ------------

                                       1


      The accompanying notes are integral part of the financial statements.

                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------

    MACHINERY -- 1.0%
    ESCO Technologies, Inc.*                              47,360  $  2,122,675
                                                                  ------------
    TRADING COMPANIES & DISTRIBUTORS -- 4.2%
    Houston Wire & Cable Co.*                             75,630     2,119,153
    The Andersons, Inc.                                   78,405     3,481,182
    Watsco, Inc.                                          68,136     3,479,705
                                                                  ------------
                                                                     9,080,040
                                                                  ------------
    TRUCKING -- 1.0%
    Landstar System, Inc.                                 47,260     2,166,398
                                                                  ------------
  Total Industrials                                                 45,810,997
                                                                  ------------

  INFORMATION TECHNOLOGY -- 32.4%
    APPLICATION SOFTWARE -- 0.5%
    i2 Technologies, Inc.*                                43,550     1,045,200
                                                                  ------------
    COMMUNICATIONS EQUIPMENT -- 5.2%
    Foundry Networks, Inc.*                              185,110     2,511,943
    Harmonic, Inc.*                                      165,420     1,624,424
    Orbcomm, Inc.*                                        93,995     1,198,436
    Radware, Ltd.*                                        66,355       895,793
    Superior Essex, Inc.*                                 78,670     2,727,489
    Symmetricom, Inc.*                                   274,515     2,278,474
                                                                  ------------
                                                                    11,236,559
                                                                  ------------
    COMPUTER HARDWARE -- 0.8%
    Cray, Inc.*                                          130,980     1,806,214
                                                                  ------------
    COMPUTERS & PERIPHERALS -- 3.3%
    Electronics for Imaging, Inc.*                       124,440     2,918,118
    Synaptics, Inc.*                                     160,535     4,106,485
                                                                  ------------
                                                                     7,024,603
                                                                  ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
    Cogent, Inc.*                                        178,615     2,402,372
    OSI Systems, Inc.*                                    69,463     1,836,602
                                                                  ------------
                                                                     4,238,974
                                                                  ------------
    INTERNET SOFTWARE & SERVICES -- 3.4%
    Equinix, Inc.*                                        30,175     2,583,885
    Interwoven, Inc.*                                    148,086     2,502,654
    Savvis, Inc.*                                         47,380     2,268,554
                                                                  ------------
                                                                     7,355,093
                                                                  ------------
    IT SERVICES -- 6.5%
    Alliance Data Systems Corp.*                          73,760     4,545,091
    Gartner, Inc. - Class A* .                           105,040     2,515,708
    Global Payments, Inc.                                 88,395     3,010,734
    RightNow Technologies, Inc.*                         156,795     2,568,302
    WNS Holdings, Ltd.*                                   49,500     1,442,430
                                                                  ------------
                                                                    14,082,265
                                                                  ------------
    OFFICE ELECTRONICS -- 1.1%
    Zebra Technologies Corp. - Class A*                   60,705     2,343,820
                                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.3%
    Cymer, Inc.*                                          65,320     2,714,046
                                                                  ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.9%
    FEI Co.*                                             149,895     5,405,214
    Microsemi Corp.*                                     159,950     3,328,559
    Sirf Technology Holdings, Inc.*                       70,320     1,952,083
                                                                  ------------
                                                                    10,685,856
                                                                  ------------
    SOFTWARE -- 2.3%
    Macrovision Corp.*                                    91,505     2,292,200
    Witness Systems, Inc.*                                99,870     2,691,497
                                                                  ------------
                                                                     4,983,697
                                                                  ------------


                                                                     VALUE
                                                          SHARES   (NOTE 2)
                                                          ------   ----------

    SYSTEMS SOFTWARE -- 1.1%
    Micros Systems, Inc.*                                 45,113 $  2,435,651
                                                                 ------------
  Total Information Technology                                     69,951,978
                                                                 ------------
  Total Common Stock
    (Cost $182,722,361)                                           208,773,291
                                                                 ------------

SHORT-TERM INVESTMENTS -- 3.3%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series
                                                       3,525,763    3,525,763
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                 3,525,762    3,525,762
                                                                 ------------
  Total Short-Term Investments
    (Cost $7,051,525)                                               7,051,525
                                                                 ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $189,773,886)+                                           $215,824,816
                                                                 ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $190,771,793. At March 31, 2007 net unrealized appreciation was $25,053,023. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $28,659,823, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,606,800.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The Roxbury Funds
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Brian C. Beh
                         ----------------------------------------------------
                              Brian C. Beh, Trustee and President
                              (principal executive officer)

Date     May 11, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Brian C. Beh
                         ----------------------------------------------------
                              Brian C. Beh, Trustee and President
                              (principal executive officer)

Date     May 11, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ Michael Kromm
                         ----------------------------------------------------
                              Michael Kromm, Treasurer
                              (principal financial officer)

Date     May 11, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.